Segment, Geographic and Other Revenue Information - Revenues By Products (Parenthetical) (Detail) (Lipitor [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
Nov. 30, 2011
Lipitor [Member]
Revenue from External Customer [Line Items]
Exclusivity expiration date	Nov. 30, 2011
Loss in revenue in comparison with 2010	$ (326)